UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"WASHINGTON, D.C.  20549"

FORM 13F

FORM 13F COVER PAGE

"Report for the calendar Year or Quarter Ended:  March 31, 2002"

Check here is Amendment [  ];  Amendment Number:
This Amendment (check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Investment Counselors Inc.
Address:        1010 Market Street
                Suite 1540
"               St. Louis, MO  63101"

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person
"signing the report is authorized to submit it, that all"
"information contained herein is true, correct and complete, and"
"that it is understood that all required items, statements,"
"schedules, lists, and tables, are considered integral parts of this form."

Person signing this Reoprt on behalf of Reporting Manager:

Name:          Lisa A. Teter
Title:            Vice President Portfolio Management
Phone:        314-421-3080
"Signature, Place and Date of Signing:"

"Lisa A Teter   St. Louis, Missouri        April 5, 2002"




Report Type (Check only one.):

[X]          13F HOLDINGS REPORT.
[   ]          13F NOTICE.
"[   ]          13F COMBINATION REPORT,"

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:  100

"Form 13F Information Table Value Total:  $337,687"


List of Other Included Managers:

No.        13F File Number           Name

			FORM 13F INFROMATION TABLE						VOTING AUTHORITY
			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
Actuate Corp	COM       	00508B102	430.3	59600	SH        		SOLE                      			59600
Adobe Systems Inc	COM       	00724F101	7976.7	197982	SH        		SOLE                      			197982
Alcoa Inc	COM       	013817101	7548.9	200024	SH        		SOLE                      			200024
American Capital Strategies	COM       	024937104	3538.7	114300	SH        		SOLE                      			114300
American Intl Group	COM       	026874107	6875.8	95312	SH        		SOLE                      			95312
AmeriSourceBergen	COM       	03073E105	6469.7	94725	SH        		SOLE                      			94725
AmerUs Group	COM       	03072m108	2560.8	66600	SH        		SOLE                      			66600
Amgen Inc	COM       	031162100	8579.5	143759	SH        		SOLE                      			143759
AmSurg Corp	COM       	03232P405	1548.2	56900	SH        		SOLE                      			56900
AOL Time Warner Inc	COM       	00184A105	4195.8	177414	SH        		SOLE                      			177414
Astoria Financial Corp	COM       	046265104	697.2	24000	SH        		SOLE                      			24000
Autodesk Inc	COM       	052769106	4683.0	100300	SH        		SOLE                      			100300
Bank of America	COM       	060505104	7044.6	103567	SH        		SOLE                      			103567
Bank of New York	COM       	064057102	7160.4	170405	SH        		SOLE                      			170405
BARRA Inc	COM       	068313105	1586.9	26200	SH        		SOLE                      			26200
Biogen Inc	COM       	090597105	5046.3	102860	SH        		SOLE                      			102860
BJ Services Co.	COM       	055482103	4106.1	119121	SH        		SOLE                      			119121
BP plc	COM       	055622104	6186.8	116513	SH        		SOLE                      			116513
Bristol-Myers Squibb	COM       	110122108	3765.9	93007	SH        		SOLE                      			93007
C&D Technologies Inc	COM       	124661109	384.7	18300	SH        		SOLE                      			18300
Canadian Pacific Railway Ltd.	COM       	13645T100	407.0	19000	SH        		SOLE                      			19000
Celestica Inc	COM       	15101Q108	4676.5	128970	SH        		SOLE                      			128970
Charter One Financial	COM       	160903100	4292.2	137482	SH        		SOLE                      			137482
Chesapeake Energy Corp	COM       	165167107	407.1	52600	SH        		SOLE                      			52600
Cisco Systems	COM       	17275R102	5217.2	308164	SH        		SOLE                      			308164
Citigroup Inc	COM       	172967101	8134.6	164268	SH        		SOLE                      			164268
Citrix Systems Inc	COM       	177376100	800.1	46300	SH        		SOLE                      			46300
Compass Banchshares Inc	COM       	20449H109	802.6	26000	SH        		SOLE                      			26000
Costco Wholesale Corp	COM       	22160K105	627.5	15758	SH        		SOLE                      			15758
Coventry Health Care Inc	COM       	222862104	819.0	31500	SH        		SOLE                      			31500
CSG Systems Intl	COM       	126349109	3086.1	108400	SH        		SOLE                      			108400
CVS Corporation	COM       	126650100	7236.9	210805	SH        		SOLE                      			210805
Danaher Corp.	COM       	235851102	3412.5	48050	SH        		SOLE                      			48050
Dime Community Banc	COM       	253922108	803.9	26100	SH        		SOLE                      			26100
Direct Focus Inc	COM       	254931108	966.5	25400	SH        		SOLE                      			25400
DTE Energy Co.	COM       	233331107	1481.5	32561	SH        		SOLE                      			32561
Eaton Vance Corp	COM       	278265103	4074.9	102000	SH        		SOLE                      			102000
Electro Scientific Industries Inc	COM       	285229100	2748.8	75000	SH        		SOLE                      			75000
EMC Corporation	COM       	268648102	243.5	20427	SH        		SOLE                      			20427
Emcor Group Inc	COM       	29084Q100	417.6	7200	SH        		SOLE                      			7200
Energen Corporation	COM       	29265N108	5044.0	190700	SH        		SOLE                      			190700
Engelhard Corp	COM       	292845104	1300.2	41900	SH        		SOLE                      			41900
EOG Resources	COM       	26875P101	1689.7	41660	SH        		SOLE                      			41660
Extended Stay America Inc	COM       	30224P101	784.7	45100	SH        		SOLE                      			45100
Exxon Mobil Corp	COM       	30231G102	7579.5	172930	SH        		SOLE                      			172930
Fannie Mae	COM       	313586109	1595.0	19967	SH        		SOLE                      			19967
Florida Rock Indu	COM       	341140101	390.4	9800	SH        		SOLE                      			9800
General Cable	COM       	369300108	606.9	42500	SH        		SOLE                      			42500
General Electric Co	COM       	369604103	3259.9	87048	SH        		SOLE                      			87048
Goodrich Corporation	COM       	382388106	373.4	11800	SH        		SOLE                      			11800
Henry (Jack) & Assoc	COM       	426281101	1186.6	53500	SH        		SOLE                      			53500
Illinois Tool Works	COM       	452308109	5818.5	80422	SH        		SOLE                      			80422
Ingersoll-Rand Co Ltd	COM       	G4776G101	2914.7	58270	SH        		SOLE                      			58270
Intel Corp	COM       	458140100	7710.5	253550	SH        		SOLE                      			253550
Jacobs Engineering Grp	COM       	469814107	4591.1	64400	SH        		SOLE                      			64400
KB Home	COM       	48666K109	412.3	9500	SH        		SOLE                      			9500
Kimberly-Clark Corp	COM       	494368103	7050.7	109060	SH        		SOLE                      			109060
Legg Mason Inc	COM       	524901105	822.7	15500	SH        		SOLE                      			15500
Masco Corporation	COM       	574599106	8447.5	307740	SH        		SOLE                      			307740
May Dept Stores Co	COM       	577778103	6385.4	183225	SH        		SOLE                      			183225
Medtronic Inc	COM       	585055106	6444.2	142539	SH        		SOLE                      			142539
Merrill Lynch & Co	COM       	590188108	6917.7	124913	SH        		SOLE                      			124913
Microsoft Corp	COM       	594918104	5920.0	98160	SH        		SOLE                      			98160
Motorola Inc	COM       	620076109	3247.8	228720	SH        		SOLE                      			228720
MTS Systems Corporation	COM       	553777103	397.5	36300	SH        		SOLE                      			36300
Noble Drilling Corp.	COM       	655042109	1540.3	37215	SH        		SOLE                      			37215
Norfolk Southern Corp	COM       	655844108	5541.6	231480	SH        		SOLE                      			231480
Omnicom Group	COM       	681919106	9118.0	96589	SH        		SOLE                      			96589
ONEOK Inc	COM       	682680103	531.7	25500	SH        		SOLE                      			25500
Oracle Corp.	COM       	68389X105	6783.6	529970	SH        		SOLE                      			529970
O'Reilly Automotive	COM       	686091109	1340.1	42450	SH        		SOLE                      			42450
Owens & Minor Inc	COM       	690732102	793.5	40400	SH        		SOLE                      			40400
Pfizer Inc	COM       	717081103	8070.1	203072	SH        		SOLE                      			203072
Pharmacia Corp	COM       	71713U102	5310.2	117794	SH        		SOLE                      			117794
Polo Ralph Lauren	COM       	731572103	758.7	26000	SH        		SOLE                      			26000
PPL Corporation	COM       	69351T106	2840.4	71710	SH        		SOLE                      			71710
Precision Castparts	COM       	740189105	771.9	21800	SH        		SOLE                      			21800
Precision Drilling Corp	COM       	74022D100	466.6	14600	SH        		SOLE                      			14600
RF Micro Devices Inc	COM       	749941100	402.8	22500	SH        		SOLE                      			22500
Roper Industries	COM       	776696106	840.6	16900	SH        		SOLE                      			16900
Safeway Inc	COM       	786514208	6942.2	154203	SH        		SOLE                      			154203
SBC Communications	COM       	78387G103	5453.9	145670	SH        		SOLE                      			145670
School Specialty Inc	COM       	807863105	847.0	31700	SH        		SOLE                      			31700
SCP Pool	COM       	784028102	4545.2	144750	SH        		SOLE                      			144750
Semtech Corp	COM       	816850101	4022.3	110200	SH        		SOLE                      			110200
SOURCECORP Inc.	COM       	836167106	784.4	26600	SH        		SOLE                      			26600
Spartech Corporation	COM       	847220209	809.3	32900	SH        		SOLE                      			32900
Stone Energy Corp	COM       	861642106	852.5	22000	SH        		SOLE                      			22000
Sun Microsystems Inc	COM       	866810104	390.4	44266	SH        		SOLE                      			44266
SunGard Data Systems	COM       	867363103	7304.4	221547	SH        		SOLE                      			221547
Sunoco Inc	COM       	86764P109	4533.1	113300	SH        		SOLE                      			113300
Sybase Inc	COM       	871130100	822.8	47100	SH        		SOLE                      			47100
Talbots Inc	COM       	874161102	6430.9	181665	SH        		SOLE                      			181665
Techne Corporation	COM       	878377100	667.2	24200	SH        		SOLE                      			24200
Technitrol Inc	COM       	878555101	801	33600	SH        		SOLE                      			33600
Texas Instruments	COM       	882508104	6481.6	195820	SH        		SOLE                      			195820
The Shaw Group Inc	COM       	820280105	899.3	32700	SH        		SOLE                      			32700
ViaSat Inc.	COM       	92552V100	405.2	28900	SH        		SOLE                      			28900
Wal-Mart Stores	COM       	931142103	5539.6	90369	SH        		SOLE                      			90369
WorldCom Group 	COM       	98157D106	2111.2	313233	SH        		SOLE                      			313233
